Stock-based Compensation (Details 1) - $ / shares	3 Months Ended			12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Stock-based Compensation Details 1
Options Outstanding, Beginning	21,593,385	16,203,385	16,203,385	10,073,385	7,206,830
Options, Granted	0	5,550,000	0	6,130,000	4,950,000
Options, Exercised	0	0	0	0	0
Options, Cancelled	0	0	0	0	0
Options, Forfeited or Expired	0	(160,000)	0	0	(2,083,445)
Options Outstanding, Ending	21,593,385	21,593,385	16,203,385	16,203,385	10,073,385
Options Exercisable	21,593,385			16,203,385
Weighted Average Exercise Price, Outstanding, Beginning	$ .31	$ .38	$ .38	$ .62	$ 1.31
Weighted Average Exercise Price, Granted	0.00	.11	0.00	.10	.35
Weighted Average Exercise Price, Exercised	0.00	0.00	0.00	0.00	0.00
Weighted Average Exercise Price, Cancelled	0.00	0.00	0.00	0.00	0.00
Weighted Average Exercise Price, Forfeited or Expired	0.00	.22	0.00	0.00	2.39
Weighted Average Exercise Price, Outstanding, Ending	.31	$ .31	$ .38	.38	$ .62
Weighted Average Exercise Price, Exercisable	$ .31			$ .38